STOCK, OPTIONS AND WARRANTS (Schedule of Warrants Outstanding) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2013
STOCK, OPTIONS AND WARRANTS [Abstract]
Number Outstanding	20,300,000	20,300,000	300,000
Remaining Contractual Life in Years	6 years 5 months 1 day	6 years 9 months 18 days	1 year 6 months
Weighted Average Exercise Price	$ 0.05	$ 0.05	$ 0.50	$ 0.05